Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net Loss Per Share
13. Net Loss Per Share
The Company computes net loss attributable per common stockholder using the two-class
method required for participating securities. The Company considers convertible. preferred stock to be participating securities. In the event that the Company paid out distributions, holders of convertible preferred stock would participate in the distribution.
The
two-class
method is an earnings (loss) allocation method under which earnings (loss) per share is calculated for common stock and participating security considering a participating security’s rights to undistributed earnings (loss) as if all such earnings (loss) had been distributed during the period. The holders of Series A Preferred Stock do not have an obligation to fund losses and therefore the Series A Preferred Stock was excluded from the calculation of basic net loss per share. The Company included in the calculation of basic net loss per share, contingently issuable common shares related to the Asset Acquisition because they will be issued for no consideration due to the consideration already having been satisfied as of September 30, 2023.
Basic and diluted net loss per share is computed by dividing the net loss by the weighted-average number of common stock and pre-funded
warrants outstanding during the period, without consideration of potential dilutive securities. The pre-funded
warrants are included in the computation of basic net loss per share as the exercise price is negligible and they are fully vested and exercisable. For periods in which the Company generated a net loss, the Company does not include the potential impact of dilutive securities in diluted net loss per share, as the impact of these items is anti-dilutive. The Company has generated a net loss for all periods presented, therefore diluted net loss per share is the same as basic net loss per share since the inclusion of potentially dilutive securities would be anti-dilutive.
The following weighted-average equity instruments were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Options to purchase common stock	3,135,672	351,533	1,426,224	335,395
Unvested restricted stock units	—	6,000	252	7,315
Series A Preferred Stock (on an as-converted basis)	42,501,681	—	14,851,447	—

13. Net Loss Per Share
Basic and diluted net loss per share is computed by dividing net loss by the weighted-average number of common stock and pre-funded
warrants outstanding during the period. The
pre-funded
warrants are included in the computation of basic net loss per share as the exercise price is negligible and they are fully vested and exercisable. For periods in which the Company generated a net loss, the Company does not include the potential impact of dilutive securities in diluted net loss per share, as the impact of these items is anti-dilutive.
The following weighted-average equity instruments were excluded from the calculation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented:

	Year Ended December 31,
	2022	2021	2020
Options to purchase common stock	346,331	264,858	201,977
Unvested restricted stock units	6,982	7,975	4,239
The following is a reconciliation of the shares used as the denominator for the calculation of basic and diluted net loss per share:

	Year Ended December 31,
	2022	2021	2020
Weighted average common shares	2,307,668	1,956,933	1,608,952
Weighted average pre-funded warrants	1,063,563	672,851	525,917

Total basic and diluted weighted average shares	3,371,231	2,629,784	2,134,869